UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2014
Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (64.9%)
Consumer Discretionary (5.6%)
Comcast Corp. Class A	25,813,806	1,532,824
Lowe's Cos. Inc.	12,310,410	912,078
Ford Motor Co.	47,210,070	771,413
Twenty-First Century Fox Inc. Class A	19,220,658	672,723
Walt Disney Co.	3,926,256	408,645
Las Vegas Sands Corp.	6,495,640	369,602
Volkswagen AG Preference Shares	823,211	207,785
Honda Motor Co. Ltd.	5,471,300	180,964
Bayerische Motoren Werke AG	448,587	56,699
		5,112,733
Consumer Staples (5.6%)
CVS Health Corp.	12,636,650	1,312,569
Wal-Mart Stores Inc.	7,251,720	608,637
Coca-Cola Co.	12,712,410	550,447
Philip Morris International Inc.	5,722,350	474,726
Walgreens Boots Alliance Inc.	5,398,160	448,479
Mondelez International Inc. Class A	11,277,290	416,527
Diageo plc	13,773,861	411,140
Procter & Gamble Co.	4,312,395	367,114
Unilever NV	7,657,570	332,875
Kraft Foods Group Inc.	1,764,910	113,060
Diageo plc ADR	294,100	34,954
		5,070,528
Energy (6.1%)
Exxon Mobil Corp.	15,026,684	1,330,462
Chevron Corp.	11,600,690	1,237,562
Anadarko Petroleum Corp.	7,145,650	601,878
BG Group plc	38,159,295	561,808
Total SA	6,816,215	366,201
Schlumberger Ltd.	4,144,620	348,811
Halliburton Co.	6,998,930	300,534
EOG Resources Inc.	2,854,460	256,102
Marathon Oil Corp.	8,999,130	250,716
Hess Corp.	3,162,400	237,433
		5,491,507
Financials (13.7%)
Wells Fargo & Co.	39,211,097	2,148,376
JPMorgan Chase & Co.	22,937,196	1,405,591
ACE Ltd.	9,661,610	1,101,520
Prudential Financial Inc.	12,710,780	1,027,667
BlackRock Inc.	2,414,620	896,838
PNC Financial Services Group Inc.	9,751,100	896,711
Citigroup Inc.	12,813,360	671,676
MetLife Inc.	10,815,505	549,752
Mitsubishi UFJ Financial Group Inc.	72,772,800	473,966
Marsh & McLennan Cos. Inc.	8,121,080	462,008
US Bancorp	9,929,600	442,960
Bank of America Corp.	25,855,410	408,774

Bank of Nova Scotia	6,607,850	353,190
Northern Trust Corp.	4,554,470	318,039
* UBS Group AG	16,708,934	292,239
Standard Chartered plc	14,899,603	227,562
Hartford Financial Services Group Inc.	3,517,002	144,056
Zurich Insurance Group AG	440,492	140,873
Vornado Realty Trust	1,260,420	138,697
Aflac Inc.	1,864,150	116,043
American Tower Corporation	834,700	82,752
American International Group Inc.	1,432,470	79,259
* Urban Edge Properties	630,210	15,087
		12,393,636
Health Care (12.2%)
Merck & Co. Inc.	27,884,682	1,632,369
Pfizer Inc.	33,833,063	1,161,151
Bristol-Myers Squibb Co.	16,746,125	1,020,174
Johnson & Johnson	9,652,316	989,459
* Medtronic plc	12,013,790	932,150
Cardinal Health Inc.	10,192,280	896,819
UnitedHealth Group Inc.	7,860,960	893,241
Eli Lilly & Co.	12,579,090	882,675
AstraZeneca plc ADR	12,220,870	842,018
Roche Holding AG	1,503,327	409,641
* Gilead Sciences Inc.	3,485,050	360,807
* Novartis AG	3,081,697	315,178
AmerisourceBergen Corp. Class A	2,436,320	250,356
* Celgene Corp.	2,002,260	243,334
Takeda Pharmaceutical Co. Ltd.	3,061,400	156,795
Zoetis Inc.	1,637,906	75,491
		11,061,658
Industrials (7.9%)
United Parcel Service Inc. Class B	8,722,773	887,368
Honeywell International Inc.	7,192,410	739,236
United Technologies Corp.	6,059,900	738,762
Raytheon Co.	6,676,894	726,246
General Electric Co.	26,063,100	677,380
FedEx Corp.	3,754,610	664,491
Eaton Corp. plc	6,952,060	493,666
Schneider Electric SE	6,002,344	482,288
CSX Corp.	13,353,890	458,172
Caterpillar Inc.	5,346,400	443,216
^ ABB Ltd. ADR	19,928,360	426,268
Lockheed Martin Corp.	1,298,950	259,855
General Dynamics Corp.	952,205	132,147
		7,129,095
Information Technology (8.8%)
Microsoft Corp.	33,988,740	1,490,406
Apple Inc.	9,985,985	1,282,800
Intel Corp.	31,965,310	1,062,847
* Google Inc. Class A	1,777,840	1,000,266
Cisco Systems Inc.	32,425,820	956,886
Accenture plc Class A	10,013,210	901,489
Oracle Corp.	11,246,510	492,822
QUALCOMM Inc.	5,782,600	419,296
Texas Instruments Inc.	7,057,142	414,960
		8,021,772

Materials (1.4%)
Dow Chemical Co.	11,209,530	551,957
International Paper Co.	8,310,990	468,823
Goldcorp Inc.	6,352,250	139,622
BHP Billiton plc	3,954,274	98,689
1,259,091
Telecommunication Services (1.6%)
Verizon Communications Inc.	29,384,180	1,453,048

Utilities (2.0%)
NextEra Energy Inc.	7,113,650	735,978
Dominion Resources Inc./VA	6,464,180	466,003
Duke Energy Corp.	3,986,210	313,117
Exelon Corp.	8,685,694	294,619
1,809,717
Total Common Stocks (Cost $38,560,466)	58,802,785
Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.7%)
U.S. Government Securities (4.9%)
[1,2] United States Treasury Note/Bond	1.500%	6/30/16	4,905	4,975
United States Treasury Note/Bond	0.500%	7/31/16	14,000	14,018
United States Treasury Note/Bond	0.625%	12/31/16	380,030	380,326
United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,228
United States Treasury Note/Bond	1.000%	9/15/17	500,000	501,640
United States Treasury Note/Bond	0.750%	10/31/17	230,000	228,921
United States Treasury Note/Bond	1.000%	5/31/18	220,000	219,140
United States Treasury Note/Bond	1.375%	9/30/18	953,900	958,965
United States Treasury Note/Bond	2.750%	2/15/19	30,350	32,043
United States Treasury Note/Bond	1.750%	9/30/19	950,000	962,170
United States Treasury Note/Bond	2.250%	11/15/24	21,150	21,609
United States Treasury Note/Bond	2.875%	5/15/43	774,297	817,247
United States Treasury Note/Bond	3.625%	2/15/44	60,000	72,703
United States Treasury Note/Bond	3.375%	5/15/44	141,000	163,647
United States Treasury Note/Bond	3.125%	8/15/44	46,730	51,848
4,441,480
Conventional Mortgage-Backed Securities (1.7%)
[3,4] Fannie Mae Pool	2.500%	7/1/27–1/1/29	9,478	9,728
3,4,5Fannie Mae Pool	3.500%	11/1/25–3/1/45	294,000	308,147
[3,4] Fannie Mae Pool	4.500%	6/1/28–3/1/45	823,217	898,782
[3,4] Freddie Mac Gold Pool	3.000%	5/1/22–8/1/29	53	55
[3,4] Freddie Mac Gold Pool	4.500%	6/1/23–1/1/44	281,765	306,970
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	3,888	4,509
3	Ginnie Mae I Pool	8.000%	6/15/17	14	14
1,528,205
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4] Fannie Mae REMICS	3.500%	4/25/31	9,730	10,264
[3,4] Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	20,339
[3,4] Freddie Mac REMICS	3.500%	3/15/31	5,760	6,083
[3,4] Freddie Mac REMICS	4.000%	12/15/30–4/15/31	108,686	119,371
156,057
Total U.S. Government and Agency Obligations (Cost $5,881,866)	6,125,742
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	105,914

3	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	145,385	145,607
6	American Tower Trust I	1.551%	3/15/18	14,885	14,951
6	American Tower Trust I	3.070%	3/15/23	43,000	43,512
3	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	11,557	11,933
3,6,7Apidos CDO		1.757%	4/17/26	50,405	50,168
3,6,7ARES CLO Ltd.		1.777%	4/17/26	49,360	49,339
3,6,7Atlas Senior Loan Fund Ltd.		1.796%	10/15/26	13,245	13,201
3,6,7Atlas Senior Loan Fund V Ltd.		1.804%	7/16/26	12,135	12,102
[3,6] Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	12,000	12,183
3,6,7Babson CLO Ltd.		1.747%	7/20/25	5,660	5,650
3	Banc of America Commercial Mortgage Trust
	2006-2	5.729%	5/10/45	15,060	15,561
3	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	18,271	19,048
3	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	21,064	22,077
3,6,7CECLO 2013-20A 144A		1.736%	1/25/26	40,000	39,789
3,6,7Cent CLO		1.746%	7/27/26	24,430	24,297
3,6,7Cent CLO 22 Ltd.		1.713%	11/7/26	37,150	36,914
3,6,7CIFC Funding Ltd.		1.753%	4/18/25	47,325	47,265
3	COMM 2006-C7 Mortgage Trust	5.747%	6/10/46	20,684	21,508
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,882
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	11,939	12,498
3,6,7Dryden Senior Loan Fund		1.607%	4/18/26	46,650	46,290
[3,6] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	9,097	9,112
[3,6] Ford Credit Floorplan Master Owner Trust A		2.090%	3/15/22	12,600	12,533
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	30,861	31,295
[3,6] Hilton USA Trust 2013-HLT		2.662%	11/5/30	45,820	45,925
3,6,7ING Investment Management Co.		1.757%	4/18/26	46,560	46,319
3	LB-UBS Commercial Mortgage Trust 2006-C4	5.838%	6/15/38	9,540	9,951
[3,7] LB-UBS Commercial Mortgage Trust 2008-C1		6.154%	4/15/41	29,198	32,116
3,6,7Limerock CLO		1.757%	4/18/26	53,500	53,249
3,6,7Madison Park Funding XII Ltd.		1.707%	1/19/25	31,070	30,970
3,6,7Madison Park Funding XIII Ltd.		1.757%	7/20/26	37,385	37,335
3	Merrill Lynch Mortgage Trust 2006-C1	5.685%	5/12/39	25,972	26,884
[3,6] MMAF Equipment Finance LLC 2012-A		2.570%	6/9/33	8,570	8,678
3	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	376	377
3,6,7OZLM VI Ltd.		1.807%	4/17/26	38,280	38,314
3	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,872
3	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,545	12,613
6	SBA Tower Trust	2.898%	10/15/19	46,310	46,767
3,6,7Seneca Park CLO Ltd.		1.737%	7/17/26	27,340	27,279
3,6,7SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	27,300	27,994
3,6,7Shackleton CLO Ltd.		1.737%	7/17/26	26,765	26,705
[3,6] Springleaf Funding Trust		2.410%	12/15/22	45,080	45,016
[3,6] Springleaf Funding Trust		3.160%	11/15/24	53,215	53,204
[3,6] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	8,330	8,202
3,6,7SYMP 14-14AA2 144A		1.733%	7/14/26	46,405	46,134
3,6,7Thacher Park CLO 2014-1		1.705%	10/20/26	19,915	19,857

3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,137
3,6,7Voya CLO 2014-2 Ltd.		1.707%	7/17/26	7,275	7,218
[3,6] Westlake Automobile Receivables Trust		0.970%	10/16/17	32,450	32,423
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,535,813)					1,534,168
Corporate Bonds (23.1%)
Finance (9.3%)
	Banking (7.2%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	22,275
	American Express Co.	1.550%	5/22/18	62,130	62,072
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,115
	American Express Credit Corp.	2.375%	3/24/17	71,985	73,921
	American Express Credit Corp.	2.125%	7/27/18	49,605	50,150
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,454
	Bank of America Corp.	6.050%	5/16/16	70,000	73,782
	Bank of America Corp.	6.400%	8/28/17	23,000	25,603
	Bank of America Corp.	6.000%	9/1/17	69,725	76,939
	Bank of America Corp.	5.750%	12/1/17	30,000	33,131
	Bank of America Corp.	6.875%	4/25/18	40,000	45,842
	Bank of America Corp.	5.625%	7/1/20	4,550	5,227
	Bank of America Corp.	5.875%	1/5/21	40,000	46,692
	Bank of America Corp.	3.300%	1/11/23	24,005	24,309
	Bank of America Corp.	4.100%	7/24/23	6,735	7,241
	Bank of America Corp.	4.125%	1/22/24	26,100	27,691
	Bank of America Corp.	4.000%	4/1/24	31,800	33,516
	Bank of America Corp.	4.000%	1/22/25	32,900	33,311
	Bank of America Corp.	5.875%	2/7/42	9,965	12,777
	Bank of America Corp.	5.000%	1/21/44	39,433	45,563
	Bank of America Corp.	4.875%	4/1/44	7,110	8,108
	Bank of America NA	5.300%	3/15/17	68,000	72,895
	Bank of America NA	6.000%	10/15/36	30,000	38,479
	Bank of Montreal	1.300%	7/15/16	34,200	34,461
	Bank of Montreal	2.500%	1/11/17	79,535	81,695
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	58,735
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,378
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	28,118
	Bank of Nova Scotia	2.050%	10/30/18	64,150	64,691
	Bank of Nova Scotia	2.800%	7/21/21	25,650	26,042
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	54,149
6	Barclays Bank plc	6.050%	12/4/17	47,500	52,451
	Barclays Bank plc	2.500%	2/20/19	31,800	32,465
	Barclays Bank plc	5.125%	1/8/20	18,095	20,497
	Barclays Bank plc	5.140%	10/14/20	11,905	13,212
	Barclays Bank plc	3.750%	5/15/24	32,000	33,845
	BB&T Corp.	3.200%	3/15/16	34,000	34,787
	BB&T Corp.	4.900%	6/30/17	8,045	8,638
	BB&T Corp.	5.250%	11/1/19	8,000	8,998
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,819
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	18,904
	BNP Paribas SA	2.400%	12/12/18	53,700	54,574
	BNP Paribas SA	3.250%	3/3/23	12,270	12,604
	BPCE SA	2.500%	12/10/18	18,325	18,649
	BPCE SA	2.500%	7/15/19	53,100	53,939
	BPCE SA	4.000%	4/15/24	38,745	41,665
6	BPCE SA	5.150%	7/21/24	35,885	38,659
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	56,776
	Capital One Bank USA NA	2.150%	11/21/18	45,055	45,215

Capital One Financial Corp.	2.150%	3/23/15	27,380	27,406
Capital One Financial Corp.	3.150%	7/15/16	10,000	10,260
Capital One Financial Corp.	5.250%	2/21/17	3,580	3,845
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,902
Capital One Financial Corp.	3.750%	4/24/24	55,460	57,341
Capital One Financial Corp.	3.200%	2/5/25	33,400	32,878
Citigroup Inc.	4.587%	12/15/15	1,192	1,226
Citigroup Inc.	3.953%	6/15/16	13,322	13,790
Citigroup Inc.	5.850%	8/2/16	30,000	31,946
Citigroup Inc.	4.450%	1/10/17	35,670	37,583
Citigroup Inc.	6.125%	11/21/17	64,960	72,443
Citigroup Inc.	1.750%	5/1/18	25,000	24,855
Citigroup Inc.	6.125%	5/15/18	9,500	10,708
Citigroup Inc.	2.500%	9/26/18	18,000	18,221
Citigroup Inc.	2.550%	4/8/19	55,000	55,854
Citigroup Inc.	8.500%	5/22/19	34,000	42,266
Citigroup Inc.	2.500%	7/29/19	37,530	37,935
Citigroup Inc.	2.400%	2/18/20	65,200	64,864
Citigroup Inc.	5.375%	8/9/20	7,930	9,020
Citigroup Inc.	4.500%	1/14/22	33,920	37,237
Citigroup Inc.	6.625%	6/15/32	45,000	56,343
Citigroup Inc.	8.125%	7/15/39	8,325	12,933
Citigroup Inc.	5.875%	1/30/42	1,290	1,664
Citigroup Inc.	4.950%	11/7/43	16,000	18,373
Citigroup Inc.	5.300%	5/6/44	23,950	26,756
Compass Bank	2.750%	9/29/19	15,105	15,234
6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	52,031
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	55,610	56,230
6 Credit Agricole SA	3.500%	4/13/15	12,865	12,906
6 Credit Agricole SA	2.500%	4/15/19	57,830	59,061
Credit Suisse	2.300%	5/28/19	109,260	109,912
Credit Suisse	3.000%	10/29/21	18,325	18,633
Credit Suisse	3.625%	9/9/24	47,965	49,759
Credit Suisse AG	1.750%	1/29/18	32,250	32,268
Deutsche Bank AG	2.500%	2/13/19	55,800	56,748
Deutsche Bank AG	3.700%	5/30/24	36,745	38,514
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	59,222
Fifth Third Bank	2.875%	10/1/21	10,345	10,490
Goldman Sachs Group Inc.	5.350%	1/15/16	58,000	60,196
Goldman Sachs Group Inc.	5.625%	1/15/17	19,820	21,257
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	49,062
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,576
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	34,916
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,786
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,950
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	64,516
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	47,519
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,541
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	62,120
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	56,832
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	46,090
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	33,934
6 HSBC Bank plc	3.500%	6/28/15	17,937	18,116
6 HSBC Bank plc	4.750%	1/19/21	62,040	69,770
HSBC Holdings plc	4.000%	3/30/22	72,455	78,014

HSBC Holdings plc	6.500%	5/2/36	25,000	32,282
HSBC Holdings plc	6.100%	1/14/42	40,665	54,358
HSBC Holdings plc	5.250%	3/14/44	13,210	14,982
HSBC USA Inc.	1.625%	1/16/18	39,500	39,516
HSBC USA Inc.	2.625%	9/24/18	20,000	20,573
HSBC USA Inc.	2.350%	3/5/20	71,330	71,225
HSBC USA Inc.	3.500%	6/23/24	40,000	41,756
Huntington National Bank	2.200%	4/1/19	22,280	22,279
Huntington National Bank	2.400%	4/1/20	44,990	45,093
6 ING Bank NV	3.750%	3/7/17	23,000	24,036
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	40,280
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	63,855
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,011
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	61,610
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	45,244
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	49,440
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,026
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,528
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	41,223
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,586
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	118,913
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,733
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	19,316
6 Macquarie Bank Ltd.	2.400%	1/21/20	15,335	15,336
Manufacturers & Traders Trust Co./New York
NY	2.100%	2/6/20	17,870	17,769
Manufacturers & Traders Trust Co./New York
NY	2.900%	2/6/25	24,685	24,294
Morgan Stanley	6.000%	4/28/15	44,000	44,344
Morgan Stanley	3.800%	4/29/16	9,470	9,758
Morgan Stanley	5.450%	1/9/17	70,000	75,020
Morgan Stanley	2.125%	4/25/18	52,125	52,465
Morgan Stanley	2.500%	1/24/19	100,000	101,443
Morgan Stanley	5.625%	9/23/19	24,355	27,620
Morgan Stanley	5.750%	1/25/21	79,825	92,713
Morgan Stanley	3.875%	4/29/24	97,010	101,410
Morgan Stanley	3.700%	10/23/24	29,050	30,107
Morgan Stanley	6.250%	8/9/26	20,000	24,789
Morgan Stanley	4.300%	1/27/45	18,360	18,737
National City Corp.	6.875%	5/15/19	13,950	16,415
6 Nationwide Building Society	2.350%	1/21/20	28,075	27,884
Northern Trust Corp.	3.450%	11/4/20	9,000	9,645
PNC Bank NA	4.875%	9/21/17	50,000	54,047
PNC Bank NA	3.300%	10/30/24	18,195	18,778
PNC Bank NA	4.200%	11/1/25	16,650	18,117
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	43,198
Santander Bank NA	2.000%	1/12/18	25,901	25,893
6 Standard Chartered plc	3.850%	4/27/15	14,990	15,063
State Street Corp.	5.375%	4/30/17	76,315	82,940
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	41,336
Synchrony Financial	3.000%	8/15/19	10,990	11,168
Synchrony Financial	2.700%	2/3/20	15,605	15,582
UBS AG	5.875%	7/15/16	33,530	35,696
UBS AG	5.875%	12/20/17	15,945	17,805
UBS AG	4.875%	8/4/20	8,000	9,034
US Bancorp	1.650%	5/15/17	32,000	32,396
US Bancorp	3.700%	1/30/24	52,500	56,344

Wells Fargo & Co.	3.625%	4/15/15	2,200	2,208
Wells Fargo & Co.	3.676%	6/15/16	19,000	19,713
Wells Fargo & Co.	2.625%	12/15/16	53,000	54,536
Wells Fargo & Co.	5.625%	12/11/17	31,150	34,650
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,990
Wells Fargo & Co.	2.150%	1/30/20	58,180	58,176
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,519
Wells Fargo & Co.	3.500%	3/8/22	64,245	67,690
Wells Fargo & Co.	3.450%	2/13/23	61,885	63,064
Wells Fargo & Co.	4.480%	1/16/24	46,156	50,362
Wells Fargo & Co.	5.606%	1/15/44	68,281	83,870
Wells Fargo & Co.	4.650%	11/4/44	10,315	11,063

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,261

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	78,930	88,991
General Electric Capital Corp.	5.300%	2/11/21	30,850	35,566
General Electric Capital Corp.	3.150%	9/7/22	119,030	123,746
General Electric Capital Corp.	3.100%	1/9/23	30,160	31,231
General Electric Capital Corp.	3.450%	5/15/24	17,700	18,706
General Electric Capital Corp.	6.750%	3/15/32	13,920	19,260
General Electric Capital Corp.	6.150%	8/7/37	59,700	79,710
General Electric Capital Corp.	5.875%	1/14/38	66,921	86,853
General Electric Capital Corp.	6.875%	1/10/39	25,440	36,891

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	20,000	29,800
ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,150
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	45,483
ACE INA Holdings Inc.	3.350%	5/15/24	22,345	23,341
Aetna Inc.	1.750%	5/15/17	2,636	2,670
3 Allstate Corp.	6.125%	5/15/67	30,000	31,838
3 Allstate Corp.	6.500%	5/15/67	20,000	22,675
Anthem Inc.	2.300%	7/15/18	15,110	15,311
Anthem Inc.	3.700%	8/15/21	10,000	10,551
Anthem Inc.	3.125%	5/15/22	53,740	54,322
Anthem Inc.	3.300%	1/15/23	42,468	43,454
Chubb Corp.	6.000%	5/11/37	50,000	65,982
CNA Financial Corp.	3.950%	5/15/24	5,410	5,593
6 Farmers Exchange Capital	7.050%	7/15/28	25,000	31,331
6 Five Corners Funding Trust	4.419%	11/15/23	14,540	15,674
6 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,019
6 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	15,206
6 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,368
Loews Corp.	2.625%	5/15/23	7,120	6,873
6 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,555
6 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,493
MetLife Inc.	1.903%	12/15/17	9,010	9,126
MetLife Inc.	3.600%	4/10/24	35,035	37,080
MetLife Inc.	4.125%	8/13/42	5,565	5,770
MetLife Inc.	4.875%	11/13/43	25,920	30,284
6 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,430
6 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,765
6 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	53,257
6 New York Life Global Funding	1.650%	5/15/17	44,000	44,448

6 New York Life Insurance Co.	5.875%	5/15/33	55,395	69,346
Prudential Financial Inc.	3.000%	5/12/16	11,995	12,285
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,929
Prudential Financial Inc.	4.500%	11/15/20	34,365	37,932
6 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,199
6 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	14,830	17,145
Torchmark Corp.	7.875%	5/15/23	45,000	57,602
Travelers Cos. Inc.	5.800%	5/15/18	32,500	36,726
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,559
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	29,773
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	30,249
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,801
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,344
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	73,277

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,866
Duke Realty LP	6.500%	1/15/18	8,755	9,833
HCP Inc.	3.750%	2/1/16	7,950	8,158
Realty Income Corp.	6.750%	8/15/19	21,075	24,792
Realty Income Corp.	4.650%	8/1/23	25,010	27,248
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,796
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,549
				8,420,236
Industrial (12.0%)
Basic Industry (0.4%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	15,985
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	45,970	49,821
CF Industries Inc.	5.375%	3/15/44	36,165	41,337
EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	55,255
LyondellBasell Industries NV	4.625%	2/26/55	18,480	18,262
Monsanto Co.	4.700%	7/15/64	8,775	9,707
Rio Tinto Alcan Inc.	7.250%	3/15/31	15,293	20,363
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	42,560
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	11,700	12,213
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,204
Rio Tinto Finance USA plc	2.250%	12/14/18	38,500	38,804
Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	17,705
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	4,125	4,770

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	24,990	33,357
Boeing Co.	8.625%	11/15/31	9,460	14,987
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,530
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	52,616
Caterpillar Inc.	3.900%	5/27/21	51,914	56,736
Caterpillar Inc.	2.600%	6/26/22	11,345	11,385
Caterpillar Inc.	3.400%	5/15/24	30,675	32,217
Caterpillar Inc.	3.803%	8/15/42	13,960	13,946
Caterpillar Inc.	4.300%	5/15/44	13,000	13,889
Deere & Co.	7.125%	3/3/31	17,500	24,691
General Dynamics Corp.	3.875%	7/15/21	14,925	16,179
General Electric Co.	5.250%	12/6/17	11,685	12,961
General Electric Co.	2.700%	10/9/22	29,000	29,547

General Electric Co.	4.125%	10/9/42	8,735	9,360
General Electric Co.	4.500%	3/11/44	35,000	39,493
Honeywell International Inc.	4.250%	3/1/21	40,681	45,627
Illinois Tool Works Inc.	3.500%	3/1/24	66,450	70,089
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,556
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,580
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,525
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	19,713
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	96,358
United Technologies Corp.	1.800%	6/1/17	21,785	22,230
United Technologies Corp.	3.100%	6/1/22	7,010	7,298
United Technologies Corp.	7.500%	9/15/29	19,230	28,025
United Technologies Corp.	6.050%	6/1/36	20,325	27,204
United Technologies Corp.	6.125%	7/15/38	45,000	60,269

Communication (2.3%)
21st Century Fox America Inc.	4.500%	2/15/21	14,500	15,991
21st Century Fox America Inc.	3.000%	9/15/22	11,891	12,046
21st Century Fox America Inc.	4.000%	10/1/23	4,505	4,852
21st Century Fox America Inc.	6.150%	2/15/41	33,265	43,464
America Movil SAB de CV	3.125%	7/16/22	84,600	86,154
America Movil SAB de CV	4.375%	7/16/42	20,430	20,857
American Tower Corp.	3.450%	9/15/21	30,665	30,743
AT&T Inc.	2.950%	5/15/16	23,655	24,169
AT&T Inc.	1.600%	2/15/17	38,000	38,088
AT&T Inc.	1.400%	12/1/17	24,000	23,802
AT&T Inc.	5.600%	5/15/18	44,000	48,910
AT&T Inc.	2.300%	3/11/19	40,800	40,876
AT&T Inc.	4.450%	5/15/21	10,000	10,819
AT&T Inc.	6.450%	6/15/34	73,115	89,019
AT&T Inc.	6.800%	5/15/36	11,305	14,136
BellSouth Corp.	6.550%	6/15/34	32,225	37,963
CBS Corp.	4.300%	2/15/21	27,830	29,989
Comcast Corp.	2.850%	1/15/23	9,760	9,879
Comcast Corp.	3.600%	3/1/24	44,880	48,062
Comcast Corp.	4.250%	1/15/33	42,890	46,310
Comcast Corp.	4.200%	8/15/34	23,435	25,359
Comcast Corp.	5.650%	6/15/35	4,725	5,962
Comcast Corp.	6.500%	11/15/35	4,720	6,502
Comcast Corp.	6.400%	5/15/38	4,320	5,927
Comcast Corp.	4.650%	7/15/42	37,485	42,400
Comcast Corp.	4.500%	1/15/43	22,000	24,515
Comcast Corp.	4.750%	3/1/44	17,630	20,459
6 Cox Communications Inc.	4.800%	2/1/35	30,000	31,459
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	16,031
6 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	31,130
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	18,274
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,120	11,378
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,421
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	9,875	10,197
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	22,285	23,746

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	9,615	9,870
Discovery Communications LLC	5.625%	8/15/19	10,635	12,078
Discovery Communications LLC	5.050%	6/1/20	8,365	9,258
Discovery Communications LLC	3.250%	4/1/23	5,440	5,395
Grupo Televisa SAB	6.625%	1/15/40	25,090	31,418
Grupo Televisa SAB	5.000%	5/13/45	6,100	6,470
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	76,135	76,485
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	100,400
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,508
Orange SA	4.125%	9/14/21	60,990	66,478
6 SBA Tower Trust	2.933%	12/15/17	33,310	33,751
6 Sky plc	2.625%	9/16/19	38,021	38,321
6 Sky plc	3.750%	9/16/24	45,046	46,388
Time Warner Cable Inc.	5.850%	5/1/17	34,980	38,130
Time Warner Cable Inc.	6.550%	5/1/37	10,790	13,049
Time Warner Cable Inc.	7.300%	7/1/38	6,875	8,959
Time Warner Cable Inc.	6.750%	6/15/39	7,305	9,044
Time Warner Cable Inc.	5.875%	11/15/40	10,630	12,205
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,975
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,778
Time Warner Inc.	4.875%	3/15/20	14,000	15,745
Time Warner Inc.	4.750%	3/29/21	8,000	8,950
Verizon Communications Inc.	4.500%	9/15/20	95,525	105,069
Verizon Communications Inc.	3.450%	3/15/21	19,600	20,367
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,710
Verizon Communications Inc.	6.400%	9/15/33	79,665	101,136
Verizon Communications Inc.	5.850%	9/15/35	49,525	59,101
Verizon Communications Inc.	6.900%	4/15/38	9,710	13,125
Verizon Communications Inc.	4.750%	11/1/41	11,880	12,359
Verizon Communications Inc.	6.550%	9/15/43	53,045	69,502
6 Verizon Communications Inc.	4.862%	8/21/46	78,107	82,993
Viacom Inc.	6.125%	10/5/17	7,500	8,324
Viacom Inc.	3.250%	3/15/23	17,870	17,588
Walt Disney Co.	4.125%	6/1/44	23,115	25,171

Consumer Cyclical (1.8%)
6 Alibaba Group Holding Ltd.	2.500%	11/28/19	15,485	15,417
Amazon.com Inc.	2.500%	11/29/22	34,760	33,999
Amazon.com Inc.	4.800%	12/5/34	19,395	20,868
Amazon.com Inc.	4.950%	12/5/44	25,020	26,860
6 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,905
6 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,969
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,378
AutoZone Inc.	3.700%	4/15/22	46,136	48,080
AutoZone Inc.	3.125%	7/15/23	33,000	32,899
CVS Health Corp.	5.750%	6/1/17	7,891	8,692
CVS Health Corp.	2.750%	12/1/22	50,000	50,324
6 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,674
6 Daimler Finance North America LLC	2.250%	7/31/19	69,485	70,059
Daimler Finance North America LLC	8.500%	1/18/31	33,000	51,416
eBay Inc.	1.350%	7/15/17	12,580	12,540
Ford Motor Credit Co. LLC	2.375%	3/12/19	70,000	70,735
Home Depot Inc.	2.250%	9/10/18	39,555	40,760
Home Depot Inc.	2.700%	4/1/23	31,170	31,585
Home Depot Inc.	3.750%	2/15/24	11,500	12,495
Home Depot Inc.	4.400%	3/15/45	23,505	26,387

6	Hyundai Capital America	1.625%	10/2/15	14,955	15,018
	Johnson Controls Inc.	7.125%	7/15/17	36,300	40,853
	Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,762
	Lowe's Cos. Inc.	6.500%	3/15/29	39,900	51,550
	Lowe's Cos. Inc.	5.500%	10/15/35	20,000	24,475
	Lowe's Cos. Inc.	6.650%	9/15/37	25,905	35,945
	McDonald's Corp.	2.625%	1/15/22	7,805	7,897
	McDonald's Corp.	3.250%	6/10/24	8,190	8,437
6	Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,451
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,756
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,719
	PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,745
	Target Corp.	5.875%	7/15/16	20,000	21,383
	Target Corp.	2.900%	1/15/22	27,000	27,769
	Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	43,319
	Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,783
	Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	36,047
6	Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	17,160
6	Volkswagen International Finance NV	1.625%	3/22/15	83,250	83,291
	Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,589
	Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	32,310
	Wal-Mart Stores Inc.	2.550%	4/11/23	69,450	69,771
	Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	147,353

	Consumer Noncyclical (4.0%)
	AbbVie Inc.	1.750%	11/6/17	31,160	31,405
	AbbVie Inc.	2.000%	11/6/18	37,390	37,482
	Actavis Funding SCS	4.850%	6/15/44	36,000	36,881
	Altria Group Inc.	4.750%	5/5/21	23,376	26,038
	Altria Group Inc.	2.850%	8/9/22	18,810	18,789
	Altria Group Inc.	4.500%	5/2/43	49,830	52,378
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,919
	Amgen Inc.	2.300%	6/15/16	25,340	25,758
	Amgen Inc.	3.875%	11/15/21	33,315	35,758
	Amgen Inc.	5.150%	11/15/41	54,150	61,989
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	13,000	14,462
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,693
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,749
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	27,300	30,205
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	141,996	139,768
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,518
3	Ascension Health	4.847%	11/15/53	44,750	51,058
	AstraZeneca plc	1.950%	9/18/19	12,065	12,175
	AstraZeneca plc	6.450%	9/15/37	23,385	31,947
3,6,7Avery 2014 A 144A		1.776%	4/25/26	46,220	46,201
6	BAT International Finance plc	3.250%	6/7/22	58,280	59,733
	Baxter International Inc.	5.900%	9/1/16	12,498	13,412
6	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,600
6	Bayer US Finance LLC	3.000%	10/8/21	46,850	48,248
6	Bayer US Finance LLC	3.375%	10/8/24	11,700	12,166
	Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	42,586
	Cardinal Health Inc.	1.700%	3/15/18	2,585	2,584
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,530
	Cardinal Health Inc.	3.200%	3/15/23	13,035	13,251
	Cardinal Health Inc.	3.500%	11/15/24	24,705	25,534
	Cardinal Health Inc.	4.500%	11/15/44	28,805	30,573
6	Cargill Inc.	6.000%	11/27/17	25,000	27,935

6 Cargill Inc.	4.307%	5/14/21	60,532	67,206
6 Cargill Inc.	6.875%	5/1/28	19,355	25,268
6 Cargill Inc.	6.125%	4/19/34	28,980	37,527
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,135
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,943
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,975	4,921
Celgene Corp.	2.250%	5/15/19	6,565	6,596
Celgene Corp.	3.625%	5/15/24	15,280	15,946
Coca-Cola Co.	5.350%	11/15/17	85,000	94,649
Coca-Cola Co.	3.300%	9/1/21	10,075	10,710
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,455
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,264
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,643
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	36,627
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	17,801
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	19,178
ConAgra Foods Inc.	1.900%	1/25/18	9,090	9,077
Diageo Capital plc	2.625%	4/29/23	48,310	47,744
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,374
Dignity Health	2.637%	11/1/19	5,595	5,660
Dignity Health	3.812%	11/1/24	11,415	11,985
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	7,850	7,770
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	7,905	7,788
Eli Lilly & Co.	2.750%	6/1/25	10,885	10,869
Eli Lilly & Co.	4.650%	6/15/44	29,425	33,941
Eli Lilly & Co.	3.700%	3/1/45	16,150	16,154
Express Scripts Holding Co.	2.650%	2/15/17	43,711	44,843
Express Scripts Holding Co.	2.250%	6/15/19	23,100	23,108
Express Scripts Holding Co.	4.750%	11/15/21	23,400	26,090
Express Scripts Holding Co.	3.500%	6/15/24	33,150	34,005
6 Forest Laboratories Inc.	4.875%	2/15/21	9,000	9,776
7 General Mills Inc.	6.390%	2/5/23	50,000	57,261
Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,719
Gilead Sciences Inc.	3.500%	2/1/25	31,015	32,478
Gilead Sciences Inc.	4.500%	2/1/45	28,475	31,317
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	36,160	36,351
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	54,809
GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	37,151
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,369
6 Grupo Bimbo SAB de CV	3.875%	6/27/24	19,505	19,929
6 Heineken NV	1.400%	10/1/17	8,150	8,175
6 Heineken NV	2.750%	4/1/23	25,450	25,129
6 Heineken NV	4.000%	10/1/42	1,390	1,377
6 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,499
Johnson & Johnson	5.150%	7/15/18	14,800	16,680
Kaiser Foundation Hospitals	3.500%	4/1/22	11,731	11,970
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	15,276
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,599
Kraft Foods Group Inc.	3.500%	6/6/22	8,060	8,323
Kroger Co.	3.300%	1/15/21	16,485	17,116
Kroger Co.	3.850%	8/1/23	10,770	11,440
Kroger Co.	4.000%	2/1/24	22,290	23,919
McKesson Corp.	3.250%	3/1/16	6,650	6,803
McKesson Corp.	2.700%	12/15/22	7,710	7,663
McKesson Corp.	2.850%	3/15/23	7,620	7,541
McKesson Corp.	3.796%	3/15/24	18,350	19,414
Medtronic Inc.	1.375%	4/1/18	13,520	13,502

6 Medtronic Inc.	2.500%	3/15/20	34,350	34,935
6 Medtronic Inc.	3.150%	3/15/22	57,630	59,630
Medtronic Inc.	3.625%	3/15/24	10,350	10,988
6 Medtronic Inc.	3.500%	3/15/25	76,150	79,585
6 Medtronic Inc.	4.375%	3/15/35	24,555	26,671
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,375	10,540
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,055	10,943
Merck & Co. Inc.	1.300%	5/18/18	33,670	33,628
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,552
Merck & Co. Inc.	2.800%	5/18/23	54,775	55,633
Merck & Co. Inc.	2.750%	2/10/25	47,090	47,023
Merck & Co. Inc.	6.550%	9/15/37	10,000	14,255
Merck & Co. Inc.	4.150%	5/18/43	22,090	23,504
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,194
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,971
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	15,605
Mondelez International Inc.	4.000%	2/1/24	17,005	18,413
Mondelez International Inc.	6.500%	2/9/40	6,680	9,301
New York and Presbyterian Hospital	4.024%	8/1/45	28,410	28,042
Novartis Capital Corp.	3.400%	5/6/24	76,500	81,486
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,066
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	14,000
PepsiCo Inc.	2.750%	3/1/23	29,800	30,150
PepsiCo Inc.	4.000%	3/5/42	51,391	51,826
Pfizer Inc.	3.000%	6/15/23	65,000	66,260
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,208
Philip Morris International Inc.	4.125%	5/17/21	43,025	47,274
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,489
Philip Morris International Inc.	2.625%	3/6/23	46,850	46,344
3 Procter & Gamble - Esop	9.360%	1/1/21	34,886	43,031
6 Roche Holdings Inc.	6.000%	3/1/19	8,225	9,515
6 Roche Holdings Inc.	2.875%	9/29/21	33,000	34,046
6 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,656
6 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,499
6 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,537
Sanofi	4.000%	3/29/21	44,090	48,572
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,231
Sysco Corp.	3.000%	10/2/21	15,925	16,394
Sysco Corp.	3.500%	10/2/24	7,095	7,384
6 Tesco plc	5.500%	11/15/17	18,820	20,202
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,399
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,660
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,518
Tyson Foods Inc.	2.650%	8/15/19	9,200	9,378
Unilever Capital Corp.	4.250%	2/10/21	95,235	106,677
Wyeth LLC	5.950%	4/1/37	25,000	32,325
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	37,933

Energy (1.4%)
6 BG Energy Capital plc	4.000%	10/15/21	5,000	5,253
BP Capital Markets plc	3.200%	3/11/16	24,500	25,124
BP Capital Markets plc	1.846%	5/5/17	25,000	25,346
BP Capital Markets plc	1.674%	2/13/18	48,770	48,873
BP Capital Markets plc	4.750%	3/10/19	27,215	30,022
BP Capital Markets plc	2.315%	2/13/20	56,140	56,306

BP Capital Markets plc	4.500%	10/1/20	16,000	17,698
BP Capital Markets plc	3.245%	5/6/22	35,000	35,967
BP Capital Markets plc	2.500%	11/6/22	22,000	21,403
BP Capital Markets plc	3.994%	9/26/23	16,185	17,182
BP Capital Markets plc	3.814%	2/10/24	24,500	25,629
Chevron Corp.	3.191%	6/24/23	49,470	51,729
ConocoPhillips	5.200%	5/15/18	80,000	88,914
ConocoPhillips Co.	2.875%	11/15/21	14,665	14,924
ConocoPhillips Co.	3.350%	11/15/24	17,735	18,304
ConocoPhillips Co.	4.300%	11/15/44	57,225	61,141
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	22,294
Encana Corp.	6.500%	5/15/19	29,970	34,014
EOG Resources Inc.	5.625%	6/1/19	23,100	26,245
EOG Resources Inc.	2.625%	3/15/23	14,438	14,271
Halliburton Co.	3.500%	8/1/23	78,795	82,320
NiSource Finance Corp.	4.800%	2/15/44	10,370	11,904
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	42,575
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,578
Phillips 66	4.875%	11/15/44	20,415	22,088
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	60,000	62,746
6 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,404
Schlumberger Investment SA	3.650%	12/1/23	44,520	47,234
Shell International Finance BV	4.375%	3/25/20	28,875	32,308
Shell International Finance BV	2.250%	1/6/23	34,000	33,430
Suncor Energy Inc.	3.600%	12/1/24	24,135	24,985
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,397
Total Capital International SA	1.550%	6/28/17	44,415	44,809
Total Capital International SA	2.700%	1/25/23	36,510	36,261
Total Capital International SA	3.750%	4/10/24	41,500	44,383
Total Capital SA	2.125%	8/10/18	42,000	42,777
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	50,196

Other Industrial (0.1%)
6 Hutchison Whampoa Finance CI Ltd.	3.625%	10/31/24	29,800	30,504
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,349
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	28,693

Technology (0.6%)
Apple Inc.	2.850%	5/6/21	44,000	45,664
Apple Inc.	3.450%	5/6/24	39,950	42,582
Apple Inc.	3.850%	5/4/43	17,000	17,149
Apple Inc.	4.450%	5/6/44	5,075	5,663
Cisco Systems Inc.	4.450%	1/15/20	24,095	26,958
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,841
EMC Corp.	1.875%	6/1/18	24,995	25,132
EMC Corp.	2.650%	6/1/20	20,000	20,332
EMC Corp.	3.375%	6/1/23	20,000	20,343
International Business Machines Corp.	2.000%	1/5/16	15,825	16,040
International Business Machines Corp.	1.250%	2/6/17	10,075	10,160
International Business Machines Corp.	8.375%	11/1/19	25,000	32,155
International Business Machines Corp.	3.375%	8/1/23	70,925	73,817
International Business Machines Corp.	3.625%	2/12/24	60,000	63,469
International Business Machines Corp.	5.875%	11/29/32	25,000	32,029
Microsoft Corp.	2.375%	2/12/22	24,670	24,762
Microsoft Corp.	3.625%	12/15/23	16,000	17,376
Microsoft Corp.	2.700%	2/12/25	29,470	29,607

Microsoft Corp.	3.500%	2/12/35	23,520	23,357
Oracle Corp.	6.125%	7/8/39	18,000	24,056

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,795
Burlington Northern Santa Fe LLC	3.000%	3/15/23	15,182	15,457
Burlington Northern Santa Fe LLC	3.850%	9/1/23	68,200	73,117
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	25,977	28,737
6 ERAC USA Finance LLC	5.900%	11/15/15	19,500	20,183
6 ERAC USA Finance LLC	2.750%	3/15/17	6,795	6,971
6 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,086
6 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,123
6 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,134
6 ERAC USA Finance LLC	7.000%	10/15/37	26,175	35,195
6 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,500
6 ERAC USA Finance LLC	4.500%	2/15/45	6,820	6,904
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	24,481	28,455
FedEx Corp.	2.625%	8/1/22	5,385	5,381
FedEx Corp.	2.700%	4/15/23	23,430	23,099
FedEx Corp.	3.200%	2/1/25	15,390	15,590
FedEx Corp.	4.900%	1/15/34	10,610	12,034
FedEx Corp.	3.875%	8/1/42	5,095	4,966
FedEx Corp.	4.100%	4/15/43	20,500	20,709
FedEx Corp.	5.100%	1/15/44	18,015	20,849
Southwest Airlines Co.	5.750%	12/15/16	32,500	34,918
3 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	5,831	5,942
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	17,294	19,975
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,942
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,579
				10,865,142
Utilities (1.8%)
Electric (1.7%)
Alabama Power Co.	5.550%	2/1/17	17,650	18,966
Alabama Power Co.	5.700%	2/15/33	15,000	19,280
Ameren Illinois Co.	6.125%	12/15/28	54,000	66,734
Berkshire Hathaway Energy Co.	6.125%	4/1/36	25,000	33,164
Commonwealth Edison Co.	5.950%	8/15/16	23,120	24,774
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,478
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	22,391
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	27,450
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,378
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	58,255
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,463
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,685
Dominion Resources Inc.	3.625%	12/1/24	29,400	30,722
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,980
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	20,307
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	54,982
Duke Energy Florida Inc.	6.350%	9/15/37	8,000	11,384
Duke Energy Florida Inc.	6.400%	6/15/38	27,055	38,716
Duke Energy Progress Inc.	6.300%	4/1/38	14,705	20,808
Florida Power & Light Co.	5.650%	2/1/35	50,000	63,609
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,882

	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,591
	Florida Power & Light Co.	5.950%	2/1/38	39,215	53,069
	Georgia Power Co.	5.400%	6/1/18	38,660	43,243
	Georgia Power Co.	4.300%	3/15/42	23,145	25,468
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	24,125	24,575
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	60,000	66,883
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	40,345	40,495
	Northeast Utilities	3.150%	1/15/25	5,025	5,009
	Northern States Power Co.	6.250%	6/1/36	50,000	69,197
	NSTAR LLC	4.500%	11/15/19	3,535	3,879
	Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,383
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	19,214
	Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	13,009
	Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	13,581
	PacifiCorp	2.950%	6/1/23	29,675	30,426
	PacifiCorp	5.900%	8/15/34	12,500	16,156
	PacifiCorp	6.250%	10/15/37	36,635	50,801
	Peco Energy Co.	5.350%	3/1/18	20,545	22,857
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	35,275
	Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	28,014
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,590
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,564
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,047
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	44,446
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,287
	Southern California Edison Co.	6.000%	1/15/34	7,695	10,298
	Southern California Edison Co.	5.550%	1/15/37	50,475	64,576
	Southern California Edison Co.	5.950%	2/1/38	40,000	54,283
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,587
	Southern Co.	2.450%	9/1/18	9,395	9,649
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,947
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,660
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	57,882

	Natural Gas (0.1%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	27,610
	National Grid plc	6.300%	8/1/16	30,000	32,400

	Other Utility (0.0%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	40,005

					1,634,364
Total Corporate Bonds (Cost $19,346,775)					20,919,742
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	44,122
6	CDP Financial Inc.	4.400%	11/25/19	40,000	44,271
6	Electricite de France SA	4.600%	1/27/20	50,000	55,471
6	Electricite de France SA	4.875%	1/22/44	11,000	12,385
[3,6] Electricite de France SA		5.250%	1/29/49	22,485	23,834
[3,6] Electricite de France SA		5.625%	12/29/49	45,000	48,758
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	52,474
	Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	7,845
	Korea Development Bank	2.500%	3/11/20	78,800	79,379

Korea Finance Corp.	2.875%	8/22/18	37,605	38,677
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	10,506
6 Petroleos Mexicanos	3.500%	7/23/20	34,710	35,464
Province of Ontario	4.000%	10/7/19	56,415	61,733
Province of Ontario	4.400%	4/14/20	50,000	56,193
Quebec	5.125%	11/14/16	50,000	53,547
6 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,168
Statoil ASA	2.250%	11/8/19	22,515	22,857
Statoil ASA	2.900%	11/8/20	57,210	59,680
Statoil ASA	2.750%	11/10/21	32,860	33,506
Statoil ASA	2.450%	1/17/23	15,017	14,766
Statoil ASA	2.650%	1/15/24	14,000	13,851
Statoil ASA	3.700%	3/1/24	25,320	27,190
Statoil ASA	3.250%	11/10/24	29,975	31,017
6 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	44,791
United Mexican States	3.500%	1/21/21	13,956	14,567
United Mexican States	3.600%	1/30/25	24,005	24,716
Total Sovereign Bonds (Cost $903,150)				963,768
Taxable Municipal Bonds (1.6%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	7,790	9,059
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	57,719
California GO	5.700%	11/1/21	16,840	19,983
California GO	7.550%	4/1/39	43,215	68,735
California GO	7.300%	10/1/39	11,800	17,834
California GO	7.625%	3/1/40	3,510	5,555
California GO	7.600%	11/1/40	34,800	56,521
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	10,891
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	29,360
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	12,039
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	41,178
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	36,445	49,062
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	50,840
Houston TX GO	6.290%	3/1/32	24,190	30,494
Illinois GO	5.100%	6/1/33	52,895	53,491
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	38,376
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	58,749
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	20,502
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	20,200
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	70,673
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	26,043
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	28,881
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	28,210

New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	53,566
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,305
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	21,609
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,638
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,803
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,995
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	89,386
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	34,069
Oregon GO	5.902%	8/1/38	19,510	24,925
8 Oregon School Boards Association GO	5.528%	6/30/28	50,000	60,599
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,733
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,357
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	57,849
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	53,715
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,944
Stanford University	6.875%	2/1/24	34,745	45,212
Stanford University	7.650%	6/15/26	29,000	41,456
University of California Regents General
Revenue	4.601%	5/15/31	21,975	24,659
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,070	24,707
University of California Regents Medical
Center Revenue	6.583%	5/15/49	29,065	39,800
University of California Revenue	5.770%	5/15/43	24,325	31,857
University of California Revenue	4.765%	5/15/44	5,980	6,464
Total Taxable Municipal Bonds (Cost $1,212,785)				1,496,928
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.0%)
9,10Vanguard Market Liquidity Fund	0.134%		8,404,000	8,404
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.1%)
Bank of America Securities, LLC
(Dated 2/27/15, Repurchase Value
$4,500,000, collateralized by Federal Home
Loan Bank 4.700%, 7/25/33, Federal
National Mortgage Assn. 6.250%, 5/15/29,
with a value of $4,590,000)	0.070%	3/2/15	4,500	4,500

Citigroup Global Markets Inc.
(Dated 2/27/15, Repurchase Value
$300,000, collateralized by U.S. Treasury
Note/Bond 2.500%, 2/15/45, with a value of
$306,000)	0.050%	3/2/15	300	300
HSBC Bank USA
(Dated 2/27/15, Repurchase Value
$18,500,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
12/1/41, with a value of $18,873,000)	0.060%	3/2/15	18,500	18,500
RBC Capital Markets LLC
(Dated 2/27/15, Repurchase Value
$500,000, collateralized by Federal Home
Loan Mortgage Corp. 2.699%, 11/1/44,
Federal National Mortgage Assn. 2.280%-
4.000%, 7/1/28-2/1/45, with a value of
$510,000)	0.080%	3/2/15	500	500
RBS Securities, Inc.
(Dated 2/27/15, Repurchase Value
$2,100,000, collateralized by U.S. Treasury
Note/Bond 0.250%, 10/15/15, with a value
of $2,144,000)	0.060%	3/2/15	2,100	2,100
TD Securities (USA) LLC
(Dated 2/27/15, Repurchase Value
$71,000,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.500%,
12/1/34-2/1/44, with a value of
$72,420,000)	0.070%	3/2/15	71,000	71,000
				96,900
U.S. Government and Agency Obligations (0.2%)
[11] Federal Home Loan Bank Discount Notes	0.080%	3/18/15	185,000	184,994
Total Temporary Cash Investments (Cost $290,297)				290,298
Total Investments (99.4%) (Cost $67,731,152)				90,133,431
Other Assets and Liabilities-Net (0.6%)[10,12]				578,656
Net Assets (100%)				90,712,087

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,171,000.
1 Securities with a value of $721,000 have been segregated as collateral for open over-the-counter swap contracts.
2 Securities with a value of $293,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $4,161,588,000, representing 4.6% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Includes $8,404,000 of collateral received for securities on loan.

11 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
12 Cash of $4,066,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either

Wellington Fund

party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Schedule of Investments for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Wellington Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,713,196	4,089,589	—
U.S. Government and Agency Obligations	—	6,125,742	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,480,964	53,204
Corporate Bonds	—	20,919,742	—
Sovereign Bonds	—	963,768	—
Taxable Municipal Bonds	—	1,496,928	—
Temporary Cash Investments	8,404	281,894	—
Futures Contracts—Assets[1]	226	—	—
Futures Contracts—Liabilities[1]	(618)	—	—
Swap Contracts—Liabilities	—	(54)	—
Total	54,721,208	35,358,573	53,204
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2015	2,070	452,457	(164)
Ultra-Long U.S. Treasury Bond	June 2015	(936)	(157,511)	(23)
10-Year U.S. Treasury Note	June 2015	(1,056)	(134,954)	121

Wellington Fund

5-Year U.S. Treasury Note	June 2015	(585)	(69,780)	72
6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any

Wellington Fund

difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At February 28, 2015, the fund had the following open credit default swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	550	(1.000)	(54)
1 DBAG—Deutsche Bank AG.

J. At February 28, 2015, the cost of investment securities for tax purposes was $67,852,912,000. Net unrealized appreciation of investment securities for tax purposes was $22,280,519,000, consisting of unrealized gains of $23,010,835,000 on securities that had risen in value since their purchase and $730,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD WELLINGTON FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.